Joint Venture Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				15 Months Ended
	Dec. 31, 2012 Pelikan-Artline Pty Ltd and Neschen GBC Graphic Films LLC	Dec. 31, 2011 Pelikan-Artline Pty Ltd and Neschen GBC Graphic Films LLC	Dec. 31, 2010 Pelikan-Artline Pty Ltd and Neschen GBC Graphic Films LLC	Dec. 31, 2012 Neschen GBC Graphic Films, LLC	Dec. 31, 2012 Neschen GBC Graphic Films, LLC
Schedule of Equity Method Investments [Line Items]
Net sales	$ 161.9	$ 165.6	$ 151.8	$ 8.3
Gross profit	95.6	94.6	85.8
Operating income	24.7	24.3	23.0
Net income	17.4	16.9	16.3	0.1
Current assets	80.7	94.3
Non-current assets	36.9	37.1
Current liabilities	34.2	40.0
Non-current liabilities	12.8	16.7
Impairment charge					$ 1.9